Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 350,119,600	$ 350,218,694
Level 1 [Member] | Warrant liability [Member]
Liabilities:
Warrant Liability	24,498,250	44,800,000
Level 3 [Member] | Warrant liability [Member]
Liabilities:
Warrant Liability	$ 11,625,930	$ 21,326,490